SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands				12 Months Ended
	Apr. 01, 2019	May 01, 2018	Apr. 30, 2018	Dec. 31, 2020 CNY (¥) customer installment $ / ¥	Dec. 31, 2019 CNY (¥) customer	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($) $ / ¥	Dec. 31, 2017 CNY (¥)
Significant accounting policies:
Goodwill impairment				¥ 0	¥ 0	¥ 0
Allowance for doubtful accounts				0	0
Inventory provision				¥ 4,371,000	23,799,000	0
Lease term				5 years			5 years
Impairment equity securities				¥ 0	2,382,000	0
Impairment equity method				0	218,000	4,133,000
Unrealized gain(loss) on available-for-sale investments				(22,583,000)	3,514,000	12,349,000
Unrealized gain(loss) on available-for-sale investments				2,335,000	(848,000)	1,243,000
Increase to retained earnings due to the cumulative impact of adopting Topic 606				2,730,258,000	2,497,588,000	¥ 1,809,578,000	$ 418,432	¥ 228,164,000
Amounts due from related parties				¥ 860,213,000	1,421,170,000		131,833
Percentage of sales revenue						33.10%
Number of payment installments from customer | installment				2
Value added tax rate	13.00%	16.00%	17.00%
Advertising Expense				¥ 136,974,000	72,269,000	¥ 25,362,000
Government subsidies recognized as income				13,461,000	14,723,000	9,679,000
Government subsidy, cost of revenue				10,408,000	0	0
Government deferred subsidy income, current				26,158,000	26,098,000
Government deferred subsidy income, non-current				183,920,000	113,596,000
Cash and cash equivalents				¥ 2,273,349,000	1,803,117,000		$ 348,406
Foreign currency exchange rate | $ / ¥				6.5250			6.5250
Xiaomi Communication Technology Co. Ltd.("Xiaomi Communication")
Significant accounting policies:
Amounts due from related parties				¥ 830,871,000	1,401,015,000
U.S. Dollar Denominated
Significant accounting policies:
Cash and cash equivalents				609,679,000	717,576,000
General and Administrative Expenses
Significant accounting policies:
Transaction (losses)/gains				¥ 27,451,000	¥ (14,231,000)	¥ (7,588,000)
Xiaomi Wearable Products
Significant accounting policies:
Percentage of sales revenue				69.00%	72.20%	66.90%
Number of customers | customer				1	1
Percentage of second installment payment receivable				50.00%
Warranty term for products sold to one customer				18 months
Product warranty term for one customer				6 months
Additional warranty term to end users for products sold to one customer				12 months
Warranty term for products sold to end users				12 months
Self-branded products and others
Significant accounting policies:
Percentage of sales revenue				31.00%	27.80%	33.10%
Minimum
Significant accounting policies:
Deposit (as percent of face value)				40.00%
Minimum | Software services and software upgrades
Significant accounting policies:
Selling price per unit				¥ 1.83	¥ 1.72	¥ 1.77
Minimum | Trademark and Patents
Significant accounting policies:
Useful lives				5 years
Maximum
Significant accounting policies:
Deposit (as percent of face value)				60.00%
Maximum | Software services and software upgrades
Significant accounting policies:
Selling price per unit				¥ 8.40	¥ 10.62	5.68
Maximum | Trademark and Patents
Significant accounting policies:
Useful lives				10 years
Measurement Input, Discount Rate
Significant accounting policies:
Discount rate					19
Accumulated Retained Earnings
Significant accounting policies:
Increase to retained earnings due to the cumulative impact of adopting Topic 606				¥ 1,133,368,000	¥ 910,612,000	340,046,000		¥ 131,192,000
Cumulative effect adjustment for adoption of ASC 606
Significant accounting policies:
Increase to retained earnings due to the cumulative impact of adopting Topic 606						33,329,000
Cumulative effect adjustment for adoption of ASC 606 | Accumulated Retained Earnings
Significant accounting policies:
Increase to retained earnings due to the cumulative impact of adopting Topic 606						¥ 33,329,000